Accounts Payable Related to Concessions	12 Months Ended
Dec. 31, 2025
Accounts Payable Related To Concessions
Accounts Payable Related to Concessions
23. Accounts Payable Related to Concessions

	Company	Grant	Signature	Closing	Discount rate	Annual Adjustment	12.31.2025	12.31.2024
HPP Mauá (a)	Copel GeT	06.29.2007	07.03.2007	06.2049	5.65% p.a.	IPCA	47,547	23,733
HPP Baixo Iguaçu (Note 37.3)	Copel GeT	07.19.2012	08.20.2012	01.2047	7.74% p.a.	IPCA	—	9,686
HPP Fundão and HPP Santa Clara	Elejor	10.23.2001	10.25.2001	05.2037	11.00% p.a.	IGPM	829,934	861,982
HPP Salto Caxias	Copel GeT	11.19.2024	11.19.2024	10.2030	8.23% p.a.	IPCA	78,808	69,404
HPP Segredo	Copel GeT	11.19.2024	11.19.2024	10.2030	8.23% p.a.	IPCA	78,475	69,341
HPP Foz do Areia	FDA	11.19.2024	11.19.2024	10.2030	8.23% p.a.	IPCA	71,563	71,198
							1,106,327	1,105,344
Current							147,205	113,092
Noncurrent							959,122	992,252
(a) In May 2025, Copel GeT acquired 100% ownership of the Mauá Hydroelectric Plant, as detailed in Note 1.2.
Discount rate applied to calculate present value: Real and net discount rate, compatible with the estimated long-term rate, not being linked to the expectation of return from the project.
Payment to the federal government: Monthly installments equivalent to 1/12 of the annual payment restated, as defined in the concession agreement.
23.1. Changes in accounts payable related to concession

Balance as of January 1, 2024	893,855
Additions (Note 16)	205,201
Adjust to present value	54,474
Monetary variations	94,984
Payments	(110,385)
Reclassification to Liabilities classified as held for sale (Note 37).	(32,785)
Balance as of December 31, 2024	1,105,344
Effect of business combination (a)	24,805
Additions (Note 16)	(1,728)
Adjustment to present value	(18,567)
Monetary variations	124,618
Payments	(117,607)
Reclassification to Liabilities classified as held for sale (Note 37).	(10,538)
Balance as of December 31, 2025	1,106,327
(a) Balances acquired in the business combination described in Note 1.2.
23.2. Nominal value and present value of accounts payable related to concessions

	Nominal value	Present value
2026	168,491	142,975
2027	172,261	139,400
2028	172,261	133,650
2029	172,114	129,130
After 2029	1,300,642	561,172
	1,985,769	1,106,327